AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.3%
Information Technology – 11.5%
Communications Equipment – 0.6%
Cisco Systems, Inc.	146,791	$7,637,536

Electronic Equipment, Instruments & Components – 0.3%
CDW Corp./DE	37,500	3,691,500

IT Services – 2.9%
Automatic Data Processing, Inc.	36,575	5,856,389
Cognizant Technology Solutions Corp. - Class A	56,755	3,514,837
Fidelity National Information Services, Inc.	55,432	6,668,469
PayPal Holdings, Inc.(a)	53,793	5,903,782
Visa, Inc. - Class A	89,624	14,459,040

		36,402,517

Semiconductors & Semiconductor Equipment – 1.5%
Broadcom, Inc.	15,096	3,798,757
Texas Instruments, Inc.	76,012	7,928,812
Xilinx, Inc.	63,368	6,483,180

		18,210,749

Software – 4.3%
Adobe, Inc.(a)	12,714	3,444,223
Check Point Software Technologies Ltd.(a) (c)	48,757	5,376,922
Microsoft Corp.	241,808	29,906,813
Oracle Corp.	188,175	9,521,655
VMware, Inc. - Class A	27,953	4,947,122

		53,196,735

Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	108,962	19,075,977
Xerox Corp.	122,532	3,750,705

		22,826,682

		141,965,719

Financials – 7.8%
Banks – 3.5%
Bank of America Corp.	468,784	12,469,654
Citigroup, Inc.	127,171	7,903,678
JPMorgan Chase & Co.	124,027	13,141,901
Wells Fargo & Co.	224,718	9,970,738

		43,485,971

Capital Markets – 0.6%
Goldman Sachs Group, Inc. (The)	38,668	7,056,523

Consumer Finance – 0.5%
Synchrony Financial	194,697	6,547,660

Diversified Financial Services – 1.1%
Berkshire Hathaway, Inc. - Class B(a)	69,855	13,790,774

Insurance – 2.1%
Everest Re Group Ltd.	31,058	7,691,824
Fidelity National Financial, Inc.	243,316	9,379,832

Company	Shares	U.S. $ Value
Progressive Corp. (The)	102,964	$8,162,986

		25,234,642

		96,115,570

Health Care – 7.1%
Biotechnology – 1.3%
Biogen, Inc.(a)	21,638	4,744,997
Gilead Sciences, Inc.	115,286	7,176,554
Vertex Pharmaceuticals, Inc.(a)	22,985	3,819,647

		15,741,198

Health Care Equipment & Supplies – 0.4%
Edwards Lifesciences Corp.(a)	27,370	4,672,059

Health Care Providers & Services – 1.8%
Anthem, Inc.	29,575	8,221,259
UnitedHealth Group, Inc.	56,583	13,681,769

		21,903,028

Pharmaceuticals – 3.6%
Eli Lilly & Co.	52,106	6,041,169
Johnson & Johnson	28,319	3,714,037
Merck & Co., Inc.	111,219	8,809,657
Novo Nordisk A/S (Sponsored ADR)	64,256	3,032,883
Pfizer, Inc.	300,969	12,496,233
Roche Holding AG (Sponsored ADR)	125,300	4,119,864
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	169,634	1,467,334
Zoetis, Inc.	53,277	5,383,641

		45,064,818

		87,381,103

Communication Services – 6.6%
Diversified Telecommunication Services – 0.7%
Verizon Communications, Inc.	169,402	9,206,999

Entertainment – 1.1%
Electronic Arts, Inc.(a)	36,260	3,375,081
Walt Disney Co. (The)	73,535	9,709,561

		13,084,642

Interactive Media & Services – 3.3%
Alphabet, Inc. - Class C(a)	22,324	24,637,436
Facebook, Inc. - Class A(a)	93,857	16,656,802

		41,294,238

Media – 1.1%
Comcast Corp. - Class A	334,692	13,722,372

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.(a)	65,305	4,795,999

		82,104,250

Company	Shares	U.S. $ Value

Consumer Discretionary – 5.8%
Auto Components – 0.4%
Magna International, Inc. - Class A (United States)	116,631	$5,008,135

Hotels, Restaurants & Leisure – 0.5%
McDonald’s Corp.	29,366	5,822,397

Internet & Direct Marketing Retail – 0.4%
Booking Holdings, Inc.(a)	3,343	5,536,744

Multiline Retail – 0.6%
Dollar General Corp.	60,214	7,664,038

Specialty Retail – 3.3%
AutoZone, Inc.(a)	7,822	8,034,054
Home Depot, Inc. (The)	62,712	11,905,873
Ross Stores, Inc.	79,252	7,369,644
TJX Cos., Inc. (The)	186,377	9,372,899
Ulta Salon Cosmetics & Fragrance, Inc.(a)	11,233	3,744,858

		40,427,328

Textiles, Apparel & Luxury Goods – 0.6%
NIKE, Inc. - Class B	95,488	7,365,944

		71,824,586

Consumer Staples – 4.0%
Beverages – 0.8%
PepsiCo, Inc.	77,143	9,874,304

Food & Staples Retailing – 1.9%
Costco Wholesale Corp.	28,800	6,899,904
US Foods Holding Corp.(a)	179,767	6,212,748
Walmart, Inc.	98,673	10,009,389

		23,122,041

Household Products – 0.8%
Procter & Gamble Co. (The)	95,096	9,786,329

Tobacco – 0.5%
Altria Group, Inc.	131,048	6,429,215

		49,211,889

Industrials – 3.2%
Aerospace & Defense – 1.3%
Boeing Co. (The)	19,105	6,526,459
Raytheon Co.	56,176	9,802,712

		16,329,171

Airlines – 0.6%
Delta Air Lines, Inc.	128,692	6,627,638

Industrial Conglomerates – 0.8%
Honeywell International, Inc.	59,772	9,821,138

Road & Rail – 0.5%
Norfolk Southern Corp.	32,530	6,347,904

		39,125,851

Company	Shares	U.S. $ Value

Real Estate – 2.8%
Equity Real Estate Investment Trusts (REITs) – 2.3%
CubeSmart	206,631	$6,967,597
Mid-America Apartment Communities, Inc.	110,107	12,572,017
Regency Centers Corp.	136,764	9,020,954

		28,560,568

Real Estate Management & Development – 0.5%
CBRE Group, Inc. - Class A(a)	122,420	5,594,594

		34,155,162

Energy – 2.0%
Energy Equipment & Services – 0.2%
National Oilwell Varco, Inc.	115,759	2,413,575

Oil, Gas & Consumable Fuels – 1.8%
Chevron Corp.	75,009	8,539,775
EOG Resources, Inc.	58,608	4,798,823
Royal Dutch Shell PLC (Sponsored ADR)	144,188	9,063,658

		22,402,256

		24,815,831

Utilities – 1.3%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	108,228	9,320,595

Multi-Utilities – 0.6%
NiSource, Inc.	262,848	7,320,317

		16,640,912

Materials – 0.2%
Chemicals – 0.2%
Westlake Chemical Corp.	51,070	2,925,800

Total Common Stocks (cost $572,203,193)		646,266,673

INVESTMENT COMPANIES – 47.4%
Funds and Investment Trusts – 47.4%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z	2,705,846	29,980,778
AB Trust - AB Discovery Value Fund, Inc. - Class Z	1,608,573	29,388,631
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	7,411,775	75,451,867
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	22,134,638	246,137,176
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	3,211,336	32,980,422
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,329,205	34,001,065
Sanford C. Bernstein Fund, Inc. - International Portfolio - Class Z	9,225,129	138,838,187

Total Investment Companies (cost $657,232,947)		586,778,126

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.34%(b) (c) (d) (cost $2,061,163)	2,061,163	$2,061,163

Total Investments – 99.9% (cost $1,231,497,303)(e)		1,235,105,962
Other assets less liabilities – 0.1%		1,141,804

Net Assets – 100.0%		$1,236,247,766

(a)   Non-income producing security.

(b)   Affiliated investments.

(c)   To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)   The rate shown represents the 7-day yield as of period end.

(e)   As of May 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $99,058,965 and gross unrealized depreciation of investments was $(95,450,306), resulting in net unrealized appreciation of $3,608,659.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Wealth Appreciation Strategy

May 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$646,266,673	$—	$—	$646,266,673
Investment Companies	586,778,126	—	—	586,778,126
Short-Term Investments	2,061,163	—	—	2,061,163

Total Investments in Securities	1,235,105,962	—	—	1,235,105,962
Other Financial Instruments(b)	—	—	—	—

Total	$1,235,105,962	$—	$—	$1,235,105,962

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2019 is as follows:

							Distributions
Affiliated Issuer	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 5/31/19 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$34,608	$4,324	$1,611	$101	$(7,441)	$29,981	$68	$4,256
AB Trust - AB Discovery Value Fund Inc.	34,707	3,160	415	8	(8,071)	29,389	202	2,958
Bernstein Fund, Inc. - International Small Cap Portfolio	80,519	11,771	1,023	(223)	(15,592)	75,452	1,519	5,182
Bernstein Fund, Inc. - International Strategic Equities Portfolio	270,711	16,280	10,149	(1,495)	(29,210)	246,137	4,677	2,892
Bernstein Fund, Inc. - Small Cap Core Portfolio	39,504	2,436	0	0	(8,960)	32,980	87	2,349
Government Money Market Portfolio	0	138,688	136,627	0	0	2,061	51	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	35,399	6,836	4,091	(763)	(3,380)	34,001	2,800	4,705
Sanford C. Bernstein Fund, Inc. - International Portfolio	150,901	13,455	3,537	(575)	(21,406)	138,838	540	2,186

Total	$646,349	$196,950	$157,453	$(2,947)	$(94,060)	$588,839	$9,944	$24,528